Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease expense	¥ 55,650	¥ 25,988	¥ 125,867	¥ 107,850	¥ 44,476
Short-term lease expense	11,714	3,630	30,201	15,033	5,398
Total lease expense	¥ 67,364	¥ 29,618	¥ 156,068	¥ 122,883	¥ 49,874